COMMITMENTS AND CONTINGENCIES - Lease costs related to operating lease (Details)	3 Months Ended
	Mar. 31, 2022 USD ($) item	Jan. 01, 2022
Lessee, Lease, Description [Line Items]
Remaining lease term		1 year 11 months 1 day
Office Space in Lexington, Massachusetts [Member]
Lessee, Lease, Description [Line Items]
Number of operating lease	1
Incremental borrowing rate		5.96%
Sublease rental income | $	$ 0
Number of related party lease agreements	0